Statement of Cash Flows - USD ($)	6 Months Ended
Jun. 30, 2015
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	$ (5,492)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
prepaid expenses	150
Accounts payable and accrued expenses	4,750
Changes in operating assets and liabilities:	4,900
Net cash used in operating activities	(592)
CASH FLOW FROM INVESTING ACTIVITIES
Accquisition of assets	(800,000)
Net cash used to investing activities	(800,000)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from bank loans	385,000
Proceeds from loans with related parties	415,050
Net cash (used)/provided by financing activities	800,050
Increase in cash and cash equivalents	(542)
Cash and cash equivalents at the beginning of the year	1,000
Cash and cash equivalents at the end of the year	$ 458